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MARGARET WILSON margaret.wilson@dechert.com +1 212 698 3527 Direct

June 29, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986

XBRL Filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 3 disclosures filed with the Securities and Exchange Commission on June 18, 2020 (SEC Accession No. 0001193125-20-172020) for the Trust in connection with the Prospectuses dated July 26, 2019 and January 28, 2020, as supplemented.

No fee is required in connection with this filing. Should you have any questions regarding the foregoing matters, please do not hesitate to contact me at (212) 698-3527.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson